Expenses by nature (Details 1) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Expenses by nature [Abstract]
Transactions costs		R$ (432,731)	R$ (281,408)	R$ (813,672)	R$ (528,569)
Cost of goods sold		(158,279)	(127,071)	(306,062)	(226,515)
Marketing and advertising		(116,131)	(102,308)	(196,123)	(193,248)
Personnel expenses	[1]	(93,461)	(97,841)	(171,251)	(340,194)
Financial expenses	[2]	(2,204)	(2,804)	(8,043)	(19,328)
Chargebacks	[3]	(41,648)	(13,708)	(74,483)	(28,146)
Depreciation and amortization	[4]	(21,714)	(20,541)	(48,135)	(38,548)
Other		(62,455)	(43,356)	(112,813)	(79,522)
Total		(928,623)	(689,037)	(1,730,582)	(1,454,069)
Classified as:
Cost of services		(491,798)	(339,449)	(941,872)	(668,255)
Cost of sales		(192,596)	(143,304)	(360,301)	(259,260)
Selling expenses		(131,679)	(94,404)	(214,057)	(178,018)
Administrative expenses		(109,856)	(109,174)	(202,237)	(328,198)
Financial expenses		(2,204)	(2,804)	(8,043)	(19,328)
Other (expenses) income, net		(490)	98	(4,072)	(1,010)
Total		R$ (928,623)	R$ (689,037)	R$ (1,730,582)	R$ (1,454,069)

[1]	The decrease refers to compensation expenses related to the LTIP for the six-month period ended June 30, 2019 in the amount of 27,754, and the respective payroll taxes in the amount of R$15,801. For the six-month period ended in June 30, 2018 LTIP related expenses amounted to R$162,410, and the respective payroll taxes amounted to R$82,913.
[2]	The decrease refers to Financial Operations Tax (IOF) related to the remittance of cash from the Cayman Islands to Brazil occurred in 2018 for the six-month period ended June 30, 2018 in the amount of R$13,826.
[3]	Chargebacks refer to losses recognized in the period related to fraud associated with card processing operations, as detailed in Note 22 (ii).
[4]	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below: